EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                  June 25, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST (the "Trust") 1933 Act File No. 2-66437
           1940 ACT FILE NO. 811-2993

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated June 22, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 37 on June 22, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-7404.

                                                   Very truly yours,

                                                   /s/ Leslie K. Ross
                                                   Leslie K. Ross
                                                   Assistant Secretary